Components of Accumulated Other Comprehensive Loss Net of Tax (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Deferred loss on settled hedge instruments	(1)	(17)
Unrealized effective (losses) on cash flow hedges	(11)	(3)
Amounts for defined benefit pension and other post-retirement plans not recognized in income	(2,828)	(2,788)
Equity accounted investments	(2)
Accumulated other comprehensive loss	(2,768)	(2,736)
Net Investment in U.S. Subsidiaries
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized foreign exchange gain (loss)	(308)	(250)
Long-term Debt Designated as Hedge of Net Investment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized foreign exchange gain (loss)	382	322